CAPITAL AND FINANCIAL RISK MANAGEMENT - Changes in liabilities arising from financing activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Changes in liabilities arising from financing activities
Beginning balance	$ 1,696,656
Changes from Financing Cash Flows	(258,701)
Foreign Exchange	(5,988)
Other	61,445
Ending balance	1,493,412
Long-term debt.
Changes in liabilities arising from financing activities
Beginning balance	1,565,223
Changes from Financing Cash Flows	(225,000)
Other	1,847
Ending balance	1,342,070
Lease obligations
Changes in liabilities arising from financing activities
Beginning balance	131,433
Changes from Financing Cash Flows	(33,701)
Foreign Exchange	(5,988)
Other	59,598
Ending balance	$ 151,342